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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
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   Address:      3033 E. First Avenue, Suite 307, Denver, CO 80206
                 --------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott A. Bennewitz         Denver, Colorado     May 6, 2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 45
                                        --------------------

Form 13F Information Table Value Total: $253,380
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                                             (thousands)

List of Other Included Managers: None.

                                        2
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                           FORM 13F INFORMATION TABLE

                                      13F
                                    3/31/2013

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            Column 1           Column 2 Column 3 Column 4          Column 5              Column 6  Column 7       Column 8
------------------------------ -------- -------- -------- ----------------------------- ---------- -------- ---------------------
                               Title of          Value (x Shares or PRN                 Investment  Other       Voting Authority
         Name of Issuer          Class   Cusip    1,000)      Amount    SH/PRN Put/Call Discretion Managers    Sole   Shared None
---------------------------------------------------------------------------------------------------------------------------------
8X8 INC NEW                    COM      28291410 7,053    1,029,698     SH              Sole                1,029,698
ACACIA RESH CORP               COM      00388130 2,706    89,700        SH              Sole                89,700
AKORN INC                      COM      00972810 2,813    203,368       SH              Sole                203,368
AMERICAS CAR MART INC          COM      03062T10 2,033    43,502        SH              Sole                43,502
ARMSTRONG WORLD INDS INC NEW   COM      04247X10 3,773    67,500        SH              Sole                67,500
BALLY TECHNOLOGIES INC         COM      05874B10 6,689    128,700       SH              Sole                128,700
BANK OF THE OZARKS INC         COM      06390410 6,967    157,100       SH              Sole                157,100
BROWN SHOE INC NEW             COM      11573610 5,213    325,800       SH              Sole                325,800
CARLISLE COS INC               COM      14233910 5,233    77,200        SH              Sole                77,200
CHART INDS INC                 COM      16115Q30 3,272    40,899        SH              Sole                40,899
CIBER INC                      COM      17163B10 5,236    1,113,995     SH              Sole                1,113,995
COMPUTER TASK GROUP INC        COM      20547710 7,326    342,499       SH              Sole                342,499
CONCEPTUS INC                  COM      20601610 8,577    355,156       SH              Sole                355,156
DELUXE CORP                    COM      24801910 9,369    226,295       SH              Sole                226,295
EXPONENT INC                   COM      30214U10 6,656    123,397       SH              Sole                123,397
FORWARD AIR CORP               COM      34985310 3,673    98,502        SH              Sole                98,502
GENTHERM INC                   COM      37253A10 7,604    464,204       SH              Sole                464,204
GEO GROUP INC                  COM      36159R10 11,354   301,800       SH              Sole                301,800
GRACO INC                      COM      38410910 3,604    62,100        SH              Sole                62,100
GRAHAM CORP                    COM      38455610 7,575    306,196       SH              Sole                306,196
HANESBRANDS INC                COM      41034510 11,158   244,900       SH              Sole                244,900
HANGER INC                     COM      41043F20 4,676    148,300       SH              Sole                148,300
INTERNATIONAL GAME TECHNOLOGY  COM      45990210 6,254    379,000       SH              Sole                379,000
IPG PHOTONICS CORP             COM      44980X10 13,501   203,300       SH              Sole                203,300
JAZZ PHARMACEUTICALS PLC       COM      G5087110 3,724    66,603        SH              Sole                66,603
JOHN BEAN TECHNOLOGIES CORP    COM      47783910 6,335    305,300       SH              Sole                305,300
MARTEN TRANS LTD               COM      57307510 5,413    268,904       SH              Sole                268,904
MTS SYS CORP                   COM      55377710 5,774    99,296        SH              Sole                99,296
MULTIMEDIA GAMES HLDG CO INC   COM      62545310 8,152    390,597       SH              Sole                390,597
NATUS MEDICAL INC DEL          COM      63905010 5,512    410,096       SH              Sole                410,096
NAUTILUS INC                   COM      63910B10 6,065    830,795       SH              Sole                830,795
NOVA MEASURING INSTRUMENTS LTD COM      M7516K10 2,348    260,898       SH              Sole                260,898
ODYSSEY MARINE EXPLORATION INC COM      67611810 1,641    503,301       SH              Sole                503,301
OMNICELL INC                   COM      68213N10 6,585    348,800       SH              Sole                348,800
OSI SYSTEMS INC                COM      67104410 7,188    115,400       SH              Sole                115,400
PATRICK INDS INC               COM      70334310 4,212    267,272       SH              Sole                267,272
PENN NATL GAMING INC           COM      70756910 3,816    70,100        SH              Sole                70,100
PGT INC                        COM      69336V10 519      75,524        SH              Sole                75,524
POWERSECURE INTL INC           COM      73936N10 3,339    262,697       SH              Sole                262,697
ROGERS CORP                    COM      77513310 4,309    90,495        SH              Sole                90,495
SAIA INC                       COM      78709Y10 7,928    219,197       SH              Sole                219,197
TOWERSTREAM CORP               COM      89200010 1,182    529,893       SH              Sole                529,893
VERA BRADLEY INC               COM      92335C10 6,271    265,400       SH              Sole                265,400
WATERS CORP                    COM      94184810 5,503    58,600        SH              Sole                58,600
WERNER ENTERPRISES INC         COM      95075510 5,250    217,500       SH              Sole                217,500
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